Benefit Plans (Schedule Of Defined Benefit Plans Disclosures) (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Change in benefit obligation:
Projected benefit obligation at beginning Measurement Date (see below)	$ 549,546	$ 577,529	$ 577,529
Service cost	1,253	1,297	5,189	$ 8,949	$ 9,339
Interest cost	6,739	7,455	29,818	18,099	15,660
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)			9,681	(182,590)
Amendments (primarily increases in pension bands)			653	0
Defined Benefit Plan, Benefit Obligation, Payment for Settlement			0	(394)
Benefits paid			(73,325)	(38,575)
Projected benefit obligation at ending Measurement Date			549,546	577,529
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	590,819	611,125	611,125	820,684
Actual return on plan assets			52,905	(171,002)
Employer contributions during quarter			114	412	0
Defined Benefit Plan, Plan Assets, Payment for Settlement			0	(394)
Benefits paid			(73,325)	(38,575)
Fair value of plan assets at ending Measurement Date			590,819	611,125	820,684
Unfunded status			41,273	33,596
Asset, Defined Benefit Pension Plan, Noncurrent			41,273	33,611
Amounts recognized in the statement of financial position under ASC 715:
Noncurrent liabilities			0	(15)
Asset, Defined Benefit Plan, Noncurrent, Net			41,273	33,596
Sources of change in regulatory assets(1):
Prior service cost (credit) arising during period			653	0
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, Tax			10,100
Net loss (gain) arising during period			(10,117)	24,069
Amortization of prior service cost	(475)	(543)	(2,172)	(2,589)
Amortization of gain (loss)			(6,145)	(2,622)
Total recognized in regulatory assets			(17,781)	18,858
Net loss (gain)			115,297	131,559
Prior service cost (credit)			10,136	11,655
Total amounts included in regulatory assets (liabilities)			125,433	143,214
Fair Value, Inputs, Level 1 [Member]
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	6,404	6,480	6,480
Fair value of plan assets at ending Measurement Date			6,404	6,480
Significant Observable Inputs (Level 2) [Member]
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	584,415	604,645	604,645
Fair value of plan assets at ending Measurement Date			584,415	604,645
Indianapolis Power And Light Company
Change in benefit obligation:
Projected benefit obligation at beginning Measurement Date (see below)	549,546	577,529	577,529
Service cost	1,253	1,297	5,189	8,949	9,339
Interest cost	6,739	7,455	29,818	18,099	15,660
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)			9,681	(182,590)
Amendments (primarily increases in pension bands)			653	0
Defined Benefit Plan, Benefit Obligation, Payment for Settlement			0	(394)
Benefits paid			(73,325)	(38,575)
Projected benefit obligation at ending Measurement Date			549,546	577,529
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	590,819	611,125	611,125	820,684
Actual return on plan assets			52,905	(171,002)
Employer contributions during quarter			114	412	0
Defined Benefit Plan, Plan Assets, Payment for Settlement			0	(394)
Benefits paid			(73,325)	(38,575)
Fair value of plan assets at ending Measurement Date			590,819	611,125	$ 820,684
Unfunded status			41,273	33,596
Asset, Defined Benefit Pension Plan, Noncurrent			41,273	33,611
Amounts recognized in the statement of financial position under ASC 715:
Noncurrent liabilities			0	(15)
Asset, Defined Benefit Plan, Noncurrent, Net			41,273	33,596
Sources of change in regulatory assets(1):
Prior service cost (credit) arising during period			653	0
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, Tax			10,100
Net loss (gain) arising during period			(10,117)	24,069
Amortization of prior service cost			(2,172)	(2,589)
Amortization of gain (loss)			(6,145)	(2,622)
Total recognized in regulatory assets			(17,781)	18,858
Net loss (gain)			115,297	131,559
Prior service cost (credit)			10,136	11,655
Total amounts included in regulatory assets (liabilities)			125,433	143,214
Indianapolis Power And Light Company | Fair Value, Inputs, Level 1 [Member]
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	6,404	6,480	6,480
Fair value of plan assets at ending Measurement Date			6,404	6,480
Indianapolis Power And Light Company | Significant Observable Inputs (Level 2) [Member]
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	584,415	604,645	604,645
Fair value of plan assets at ending Measurement Date			584,415	604,645
US Government Debt Securities [Member]
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	117,397	122,704	122,704
Fair value of plan assets at ending Measurement Date			117,397	122,704
US Government Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	178	420	420
Fair value of plan assets at ending Measurement Date			178	420
US Government Debt Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	117,219	122,284	122,284
Fair value of plan assets at ending Measurement Date			117,219	122,284
US Government Debt Securities [Member] | Indianapolis Power And Light Company
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	117,397	122,704	122,704
Fair value of plan assets at ending Measurement Date			117,397	122,704
US Government Debt Securities [Member] | Indianapolis Power And Light Company | Fair Value, Inputs, Level 1 [Member]
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	178	420	420
Fair value of plan assets at ending Measurement Date			178	420
US Government Debt Securities [Member] | Indianapolis Power And Light Company | Significant Observable Inputs (Level 2) [Member]
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	117,219	122,284	122,284
Fair value of plan assets at ending Measurement Date			117,219	122,284
Defined Benefit Plan, Common Collective Trust
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	588,028	608,336	608,336
Fair value of plan assets at ending Measurement Date			588,028	608,336
Defined Benefit Plan, Common Collective Trust | Fair Value, Inputs, Level 1 [Member]
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	3,613	3,691	3,691
Fair value of plan assets at ending Measurement Date			3,613	3,691
Defined Benefit Plan, Common Collective Trust | Significant Observable Inputs (Level 2) [Member]
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	584,415	604,645	604,645
Fair value of plan assets at ending Measurement Date			584,415	604,645
Defined Benefit Plan, Common Collective Trust | Indianapolis Power And Light Company
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	588,028	608,336	608,336
Fair value of plan assets at ending Measurement Date			588,028	608,336
Defined Benefit Plan, Common Collective Trust | Indianapolis Power And Light Company | Fair Value, Inputs, Level 1 [Member]
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	3,613	3,691	3,691
Fair value of plan assets at ending Measurement Date			3,613	3,691
Defined Benefit Plan, Common Collective Trust | Indianapolis Power And Light Company | Significant Observable Inputs (Level 2) [Member]
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	584,415	604,645	604,645
Fair value of plan assets at ending Measurement Date			584,415	604,645
Short-Term Investments [Member]
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	2,791	2,789	2,789
Fair value of plan assets at ending Measurement Date			2,791	2,789
Short-Term Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	2,791	2,789	2,789
Fair value of plan assets at ending Measurement Date			2,791	2,789
Short-Term Investments [Member] | Significant Observable Inputs (Level 2) [Member]
Change in plan assets:
Fair value of plan assets at beginning Measurement Date		0	0
Fair value of plan assets at ending Measurement Date				0
Short-Term Investments [Member] | Indianapolis Power And Light Company
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	2,791	2,789	2,789
Fair value of plan assets at ending Measurement Date			2,791	2,789
Short-Term Investments [Member] | Indianapolis Power And Light Company | Fair Value, Inputs, Level 1 [Member]
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	2,791	2,789	2,789
Fair value of plan assets at ending Measurement Date			2,791	2,789
Short-Term Investments [Member] | Indianapolis Power And Light Company | Significant Observable Inputs (Level 2) [Member]
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	0	0	0
Fair value of plan assets at ending Measurement Date			0	0
Fixed Income [Member]
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	387,979	400,291	400,291
Fair value of plan assets at ending Measurement Date			387,979	400,291
Fixed Income [Member] | Fair Value, Inputs, Level 1 [Member]
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	1,168	1,254	1,254
Fair value of plan assets at ending Measurement Date			1,168	1,254
Fixed Income [Member] | Significant Observable Inputs (Level 2) [Member]
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	386,811	399,037	399,037
Fair value of plan assets at ending Measurement Date			386,811	399,037
Fixed Income [Member] | Indianapolis Power And Light Company
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	387,979	400,291	400,291
Fair value of plan assets at ending Measurement Date			387,979	400,291
Fixed Income [Member] | Indianapolis Power And Light Company | Fair Value, Inputs, Level 1 [Member]
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	1,168	1,254	1,254
Fair value of plan assets at ending Measurement Date			1,168	1,254
Fixed Income [Member] | Indianapolis Power And Light Company | Significant Observable Inputs (Level 2) [Member]
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	386,811	399,037	399,037
Fair value of plan assets at ending Measurement Date			386,811	399,037
Equity Funds [Member]
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	82,652	85,341	85,341
Fair value of plan assets at ending Measurement Date			82,652	85,341
Equity Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	2,267	2,017	2,017
Fair value of plan assets at ending Measurement Date			2,267	2,017
Equity Funds [Member] | Significant Observable Inputs (Level 2) [Member]
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	80,385	83,324	83,324
Fair value of plan assets at ending Measurement Date			80,385	83,324
Equity Funds [Member] | Indianapolis Power And Light Company
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	82,652	85,341	85,341
Fair value of plan assets at ending Measurement Date			82,652	85,341
Equity Funds [Member] | Indianapolis Power And Light Company | Fair Value, Inputs, Level 1 [Member]
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	2,267	2,017	2,017
Fair value of plan assets at ending Measurement Date			2,267	2,017
Equity Funds [Member] | Indianapolis Power And Light Company | Significant Observable Inputs (Level 2) [Member]
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	$ 80,385	$ 83,324	83,324
Fair value of plan assets at ending Measurement Date			$ 80,385	$ 83,324